Average Annual Total Returns{- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-12 - Fidelity International Real Estate Fund	Fidelity Advisor International Real Estate Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Real Estate Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Real Estate Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor International Real Estate Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Real Estate Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Real Estate Fund: Class Z Return Before Taxes Since Inception		MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years	RT004 Past 1 year	RT004 Past 5 years	RT004 Past 10 years
Total	20.17%	7.24%	7.75%	18.29%	6.21%	6.35%	12.37%	5.33%	5.65%	22.78%	7.41%	7.70%	25.68%	7.74%	7.60%	28.04%	8.91%	8.74%	28.17%		17.63%	[1]	22.29%	5.88%	5.67%	21.39%	6.43%	7.32%

[1]	(a) Since inception October 2, 2018.